Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

27. Commitments and contingencies

Capital commitments

As at December 31, 2025 and 2024, the Group has no contracted capital expenditure.

Contingencies

As part of the ordinary course of business, the Group is subject to contingent liabilities in respect of certain litigation. Currently, there is no outstanding litigation with a possible negative effect on the Group.